CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net loss	$ (7,195,789)	$ (29,752,298)	$ (122,206,027)
Other comprehensive (loss) income:
Foreign currency translation gain (loss)	136,007	(373,040)	3,935,119
Comprehensive loss	(7,059,782)	(30,125,338)	(118,270,908)
Comprehensive (income) loss attributable to the non-controlling interest	(327,941)	579,222	2,293,247
Comprehensive loss attributable to the Company	$ (7,387,723)	$ (29,546,116)	$ (115,977,661)